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                        Supplement Dated October 1, 2001

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
                           TO
THIS IS                    STATEMENT OF ADDITIONAL
SUPPLEMENT #               INFORMATION DATED                  FOR
1                          November 1, 2000                   State Street Research Mid-Cap Value Fund
                           (as supplemented                   State Street Research Large-Cap Value Fund
                           March 1, 2001)                         SERIES OF STATE STREET RESEARCH EQUITY TRUST

1                          November 1, 2000                   State Street Research Global Resources Fund
                                                                   SERIES OF STATE STREET RESEARCH EQUITY TRUST

1                          March 1, 2001                      State Street Research Government Income Fund
                                                              State Street Research Strategic Portfolios:  Aggressive
                                                              State Street Research International Equity Fund
                                                                   SERIES OF STATE STREET RESEARCH FINANCIAL TRUST

1                          July 1, 2001                       State Street Research Health Sciences Fund
                                                              State Street Research Concentrated Growth Fund
                                                                   SERIES OF STATE STREET RESEARCH FINANCIAL TRUST

1                          August 1, 2001                     State Street Research High Income Fund
                                                              State Street Research Strategic Growth & Income Fund
                                                                  SERIES OF STATE STREET RESEARCH INCOME TRUST

1                          May 1, 2001                        State Street Research Tax-Exempt Fund
                                                                  A SERIES OF STATE STREET RESEARCH TAX-EXEMPT TRUST

1                          February 1, 2001                   State Street Research Mid-Cap Growth Fund
                                                              State Street Research Emerging Growth Fund
                                                              State Street Research Aurora Fund
                                                                  SERIES OF STATE STREET RESEARCH CAPITAL TRUST

1                          March 1, 2001                      State Street Research Large-Cap Growth Fund
                                                                  A SERIES OF STATE STREET RESEARCH GROWTH TRUST

1                          May 1, 2001                        State Street Research Investment Trust
                                                                  A SERIES OF STATE STREET RESEARCH MASTER INVESTMENT TRUST

1                          March 1, 2001                      State Street Research Legacy Fund
                                                                  A SERIES OF STATE STREET RESEARCH SECURITIES TRUST

1                          June 29, 2001                      State Street Research Large-Cap Analyst Fund
                                                                  A SERIES OF STATE STREET RESEARCH SECURITIES TRUST

1                          September 1, 2001                  State Street Research Strategic Income Fund
                                                                  A SERIES OF STATE STREET RESEARCH SECURITIES TRUST
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CONTROL NUMBER:  (exp0902)SSR-LD
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SPECIAL OFFER

     During the period from September 1, 2001 through November 30, 2001 (the "Sales Period"), State Street Research Investment Services, Inc. (the "Distributor"), which serves as the principal underwriter of the State Street Research Funds noted above ("Funds"), will pay A.G. Edwards & Sons, Inc. ("A.G. Edwards") an additional commission on certain sales of any of the Funds made through A.G. Edwards' Monthly Accumulation Plans ("MAP"). On initial MAP sales of up to $500,000, the Distributor will pay an additional commission of up to 0.50% for Class A shares and Class B shares of the Funds and an additional commission of up to 0.25% for Class C shares of the Funds sold during the Sales Period.

     To the extent that A.G. Edwards receives the entire sales charge on the sales of Fund shares, it may be deemed to be an underwriter of such Fund under the Securities Act of 1933 during this period. The Distributor reserves the right to terminate or extend the Sales Period at any time.

FOR STATE STREET RESEARCH INVESTMENT TRUST ONLY

     The following is hereby added at page I, 1-12 of the Statement of Additional Information:

     O.   PURCHASE AND REDEMPTION OF SHARES

          SPECIAL OFFERING PERIOD. During a Special Offering Period commencing October 1, 2001 through December 31, 2001, the minimum initial investment for State Street Research Investment Trust accounts opened by persons eligible to receive the Alaska Permanent Fund Dividend is reduced to $1,000. This Special Offering is subject to related administrative policies established by the Distributor. The Fund reserves the right to accept any such new investments or suspend such sale of shares or otherwise modify or extend the above terms at any time without further notice or supplement to this Statement of Additional Information.

                                       2